Investment Managers Series Trust
803 W. Michigan Street
Milwaukee, Wisconsin  53233

March 17, 2011

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, DC  20549

Re:	Investment Managers Series Trust (the “Trust”)
File Nos. 333-122901 and 811-21719 on behalf of Advisory Research International Small Cap Value Fund, Advisory Research Global Value Fund, Advisory Research All Cap Value Fund and Advisory Research Small Micro Cap Value Fund (collectively, the “Funds”)

Ladies and gentlemen:

On behalf of the Funds, we are filing today through EDGAR, pursuant to the requirements of Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), XBRL interactive data files relating to revised definitive versions of the Prospectus and Statement of Additional Information for the Funds, which were filed electronically with the Securities and Exchange Commission pursuant to Rule 497(c) under the Securities Act on March 7, 2011 (Accession No. 0001144204-11-013166). The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

If you have any questions or require further information, do not hesitate to contact the undersigned at (626) 914-2109.

Sincerely,

 /s/ SARDJONO KADIMAN
Sardjono Kadiman
Investment Managers Series Trust